Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 2,661,962	$ 2,436,023
Less current portion	466,952	258,014
Long-term portion	2,195,010	2,178,009
Long-term debt	2,661,962	2,436,023
U.S. Dollar-denominated Revolving Credit Facilities due through 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	560,504	544,969
Long-term debt	560,504	544,969
Norwegian Kroner Bonds due through 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	369,277	389,157
Long-term debt	369,277	389,157
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	137,378	158,547
Long-term debt	137,378	158,547
U.S. Dollar denominated Term Loans due through 2025 [Member]
Debt Instrument [Line Items]
Long-term debt	1,076,820	850,433
Long-term debt	1,076,820	850,433
U.S. Dollar Non-Public Bond due through 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	217,983	192,917
Long-term debt	217,983	192,917
U.S. Dollar Bonds due through 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	300,000	300,000
Long-term debt	$ 300,000	$ 300,000